Investments in Equity Method Investees	6 Months Ended
Sep. 30, 2025
Equity Method Investments and Joint Ventures [Abstract]
Investments in Equity Method Investees	INVESTMENTS IN EQUITY METHOD INVESTEES
Summarized Financial Information of the MUFG Group’s Equity Method Investee
Summarized operating results of Morgan Stanley, the largest portion of the MUFG Group’s equity method investees, for the six months ended September 30, 2024 and 2025 are as follows:

	2024	2025
	(in billions)
Net revenues	¥4,640	¥5,114
Total non-interest expenses	3,351	3,530
Income from continuing operations before income taxes	1,266	1,555
Net income applicable to Morgan Stanley	956	1,190